Post-retirement benefits	12 Months Ended
Dec. 31, 2020
Post-retirement benefits
Post-retirement benefits

22 Post-retirement and other defined benefit schemes

Background

This section predominantly covers defined benefit arrangements like post retirement pension and medical plans which make up the vast bulk of the Group’s liabilities. However, it also incorporates other benefits which fall under IAS 19 rules and which require an actuarial valuation, including but not limited to: Lump Sum plans, Long Service Awards and defined contribution pension plans which have some defined benefit characteristics (e.g. a minimum guaranteed level of benefit).

The Group and most of its subsidiaries offer retirement plans which cover the majority of employees in the Group. The Group’s policy is to provide defined contribution (DC) orientated pension provision to its employees unless otherwise compelled by local regulation. As a result, many of these retirement plans are DC, where the Group contribution and resulting charge is fixed at a set level or is a set percentage of employees’ pay.

However, several plans, mainly in the UK, the US and Sweden, are defined benefit (DB), where benefits are based on employees’ length of service and linked to their salary. The major defined benefit plans are largely legacy arrangements as they have been closed to new entrants since 2000, apart from the collectively bargained Swedish plan (which is still open to employees born before 1979). During 2010, following consultation with its UK employees’ representatives, the Group introduced a freeze on pensionable pay at 30 June 2010 levels for defined benefit members of the UK Pension Fund. The number of active members in the Fund continues to decline and is now 579 employees. In November 2017, the Group closed the qualified and non-qualified US defined benefit pension plans to future accrual (and removed any salary link) from 31 December 2017.

The major defined benefit plans are funded through separate, fiduciary-administered assets. The cash funding of the plans, which may from time to time involve special Group payments, is designed, in consultation with independent qualified actuaries, to ensure that the assets are sufficient to meet future obligations as and when they fall due. The funding level is monitored rigorously by the Group and by local fiduciaries, who take into account the strength of the Group’s covenant, local regulation, cash flows, and the solvency and maturity of the relevant pension scheme.

Financing principles

Ninety per cent of the Group’s total defined benefit obligations (or 77%  of net obligations) at 31 December 2020 are in schemes within the UK, the US and Sweden. In these countries, the pension obligations are funded in line with the Group’s financing principles. There were no fundamental changes to these principles during 2020. The Group believes:

>	in funding the benefits it promises to employees (when compatible with local regulation and best practice) and in meeting its obligations
>

that the pension arrangements should be considered in the context of its broader capital structure. In general, it does not believe in committing excessive capital for funding when the Group might use the capital elsewhere to reinvest in the wider business, nor does it wish to generate surpluses

>	in taking some measured and rewarded risks with the investments underlying the funding, subject to a long-term plan to reduce those risks when opportunities arise
>

that holding certain investments may cause volatility in the funding position. However, the Group would not wish to amend its contribution level for relatively small deviations in funding level, because it is expected that there will be short-term volatility, but it is prepared to react appropriately to more significant deviations

>

that proactive engagement with local Fiduciary Bodies is necessary and helpful to provide robust oversight and input in relation to funding and investment strategy and to facilitate liability management exercises appropriate to each pension plan

>	in considering the use of alternative methods of providing security that do not require immediate cash funding but help mitigate exposure of the pension arrangement to the credit risk of the Group.

These principles are appropriate at the present date but they are kept under ongoing review and, should circumstances change, these principles may be subject to change.

The Group has developed a long-term funding framework to implement these principles. This framework targets either full funding on a low-risk funding measure or buy-out with an external insurer as the pension funds mature, with affordable long-term de-risking of investment strategy along the way. Unless local regulation dictates otherwise, this framework determines the cash contributions payable to the pension funds. A key element of this funding framework is the investment strategy used to grow existing assets and hedge against changes in liability values. The Group provides regular input to local fiduciary boards with the aim of ensuring that an appropriate investment return is targeted over the long term in a risk-controlled manner.

UK

The UK defined benefit pension fund represents approximately 61% of the Group’s defined benefit obligations at 31 December 2020. The financing principles are modified in light of the UK regulatory requirements (summarised below) and resulting discussions with the Pension Fund Trustee.

Role of Trustees and Regulation

The UK Pension Fund is governed and administered by a corporate Trustee which is legally separate from the Group. The Trustee Directors are comprised of representatives appointed by both the employer and employees and include an independent professional Trustee Director. The Trustee Directors are required by law to act in the interest of all relevant beneficiaries and are responsible in particular for investment strategy and the day-to-day administration of the benefits. They are also responsible for jointly agreeing with the employer the level of contributions due to the UK Pension Fund (see below).

The UK pensions market is regulated by The Pensions Regulator whose statutory objectives and regulatory powers are described on its website, www.thepensionsregulator.gov.uk.

Funding requirements

UK legislation requires that pension schemes are funded prudently. On a triennial basis, the Trustee and the Group must agree on a set of assumptions used to value the liabilities as a part of an actuarial valuation. Together with the asset valuation, this facilitates the calculation of a funding level and of the contributions required (if any) to ensure the UK Pension Fund is fully funded over an appropriate time-period and on a suitably prudent measure. The technical provisions assumptions used to value the liabilities for the triennial actuarial valuation are usually set more prudently than the assumptions used to prepare an accounting valuation of the liabilities, which are set under IAS 19 rules to be a ‘best estimate’.

The last full actuarial valuation of the AstraZeneca Pension Fund was carried out by a qualified actuary as at 31 March 2019. Following discussions between the Group and Trustee, it was finalised and submitted to the Pensions Regulator in June 2020, ahead of the statutory deadline. The next actuarial valuation is due to take place as at 31 March 2022, with a likely timescale for completion in early to mid-2023.

Certain aspects of the triennial actuarial valuation are governed by a long-term funding agreement, effective since October 2016 and which sets out a path to full funding on a low-risk measure. Under this agreement, if a deficit exists, the Group will grant a charge in favour of the Trustee over certain land and buildings on the Cambridge Biomedical Campus, effective upon practical completion of the site, or from 2022 (whichever is earlier). This charge is not currently in force. When effective, the charge would only crystallise in the event of the Group’s insolvency. This charge will provide long-term security in respect of future UK Pension Fund contributions and will be worth up to £350m.

In relation to deficit recovery contributions, a lump sum contribution of £51m  ($65m) was made in March 2020, with a further £39m contribution due before 31 March 2021. In addition, a contribution of £28m ($36m) was also made in March 2020, with a further contribution of £29m due before 31 March 2021, in relation to part payment of the deferred contribution explained below.

During 2017, the Group provided a letter of credit to the Trustee, to underwrite the deferral of an additional deficit recovery contribution of approximately £126m which was due in 2017. This contribution will be paid in five instalments (with interest added each year) from March 2018 to March 2022 and to date, three instalments have been paid. The letter of credit underwriting these payments will reduce in value as each annual payment is made.

Under the funding assumptions used to set the statutory funding target, the key assumptions from the actuarial valuation as at 31 March 2019  (shown as a single-equivalent rate) were as follows: salary increases at 0% per annum (as a result of pensionable pay levels being frozen in 2010); pension increases at 3.07% per annum; and discount rate at 2.98% per annum. The resulting valuation of the Fund’s liabilities on that basis was £5,991m  ($8,012m) compared to a market value of assets at 31 March 2019 of £5,403m  ($7,225m).

Under the governing documentation of the UK Pension Fund, any future surplus in the Fund would be returnable to the Group by refund assuming gradual settlement of the liabilities over the lifetime of the Fund. In particular, the Trustee has no unilateral right to wind-up the Fund without Company consent nor does it have the power to unilaterally use surplus to augment benefits prior to wind-up. As such, there are no adjustments required in respect of IFRIC 14 ‘IAS 19 – The Limit on a Defined Benefit Asset, Minimum Funding Requirements and their Interaction’.

High Court Ruling on GMP

A second UK High Court Ruling in the Lloyds Guaranteed Minimum Pensions (GMP) equalisation case was published on Friday 20 November 2020. The first ruling in 2018 instructed Trustees of UK Pension Funds to equalise GMP benefits across genders for members and resulted in a past service cost of £17m ($23m) being recognised in the year ended 31 December 2018. The second ruling instructed Trustees to equalise for historical benefits paid via past transfers out, going back to 1990. The impact of this second ruling is estimated to be minimal, adding approximately $1m to liabilities.

United States and Sweden

The US plan and the Sweden plan account for 12% and 18%, respectively, of the Group’s defined benefit obligations. The US and Sweden pension funds are governed by Fiduciary Bodies with responsibility for the investment policies of the assets.  These plans are funded in line with the Group’s financing principles and local regulations.

The US defined benefit pension plans were actuarially revalued at 31 December 2020, when plan obligations were $1,428m and plan assets were $1,335m. This includes obligations in respect of the non-qualified plan which is unfunded. The qualified US pension plan remains approximately fully funded on an IAS 19 basis and has a positive funding balance on the local statutory measure. As such, no contributions are required, and the investment strategy is largely de-risked.

The Swedish defined benefit pension plans were actuarially valued at 31 December 2020, when plan obligations were estimated to amount to $2,525m and plan assets were $1,338m. It should be noted that the Swedish plans have a funding surplus on the local GAAP accounting basis and this influences contribution policy.

On current bases, it is expected that ongoing contributions (excluding those in respect of past service deficit contributions) during the year ending 31 December 2021 for the three main countries will be approximately $33m.

Other defined benefit plans

The Group provides benefit plans other than pensions which have to be reported under IAS 19. These include Lump Sum plans, Long Service Awards and defined contribution pension plans which have a guaranteed minimum benefit. However, the largest category of these ‘other’ non-pension plans are healthcare benefits.

In the US, and to a lesser extent in certain other countries, the Group’s employment practices include the provision of healthcare and life assurance benefits for eligible retired employees. As at 31 December 2020, some 2,953 retired employees and covered dependants currently benefit from these provisions and some 1,879 current employees will be eligible on their retirement. The Group accrues for the present value of such retiree obligations over the working life of the employee. In practice, these benefits will be funded with reference to the financing principles.

In the US, there was a change to the level of benefit provision for members aged 65 and over within the Group’s healthcare plans, effective from 1 January 2021. The changes were communicated to the membership in September 2020 and resulted in an estimated liability reduction of $64m which has been recognised as a past service credit for the year ending 31 December 2020. Following these changes, the plans became fully funded on an IAS 19 basis and are projected to have a small surplus. As a result, the investment strategy has been fully de-risked.

The cost of post-retirement benefits other than pensions for the Group in 2020 was $1m (2019:  $3m). Plan assets were $235m and plan obligations were $209m at 31 December 2020. These benefit plans have been included in the disclosure of post-retirement benefits under IAS 19.

Financial assumptions

Qualified independent actuaries have updated the actuarial valuations under IAS 19 for the major defined benefit schemes operated by the Group to 31 December 2020. The assumptions used may not necessarily be borne out in practice, due to the inherent financial and demographic uncertainty associated with making long-term projections. These assumptions reflect the changes which have the most material impact on the results of the Group and were as follows:

				2019
	UK	US	Sweden	Rest of Group[4]
Inflation assumption	3.0%	–	1.8%	1.5%
Rate of increase in salaries	– [1]	–	3.3%	2.3%
Rate of increase in pensions in payment	2.8%	–	1.8%	1.5%
Discount rate – defined benefit obligation	2.0%	3.2%	1.5%	1.3%
Discount rate – interest cost	2.7%	3.9%	2.0%	1.6%
Discount rate – service cost	2.8%	4.0%	2.5%	1.9%

				2020
	UK	US	Sweden	Rest of Group[4]
Inflation assumption	2.9%	–	1.5%	1.6%
Rate of increase in salaries	– [1]	–	3.0%	3.1%
Rate of increase in pensions in payment	2.8%	–	1.5%	1.6%
Discount rate – defined benefit obligation[2]	1.4%	2.5%	1.2%	0.7%
Discount rate – interest cost[3]	1.1%	1.8%	1.0%	0.5%
Discount rate – service cost[3]	1.4%	1.7%	1.2%	0.8%

[1]	Pensionable pay frozen at 30 June 2010 levels following UK fund changes.
[2]	Group defined benefit obligation as at 31 December 2020 calculated using discount rates based on market conditions as at 31 December 2020.
[3]	2020 interest costs and service costs calculated using discount rates based on market conditions as at 31 December 2019.
[4]	Rest of Group reflects the assumptions in Germany as these have the most material impact on the Group.

The weighted average duration of the post-retirement scheme obligations is 16 years in the UK, 12 years in the US, 20 years in Sweden and 10 years for the Rest of the Group.

Demographic assumptions

The mortality assumptions are based on country-specific mortality tables. These are compared to actual experience and adjusted where sufficient data are available. Additional allowance for future improvements in life expectancy is included for all major schemes where there is credible data to support a continuing trend.

The table below illustrates life expectancy assumptions at age 65 for male and female members retiring in 2020 and male and female members expected to retire in 2040 (2019: 2019 and 2039 respectively).

	Life expectancy assumption for a male member retiring at age 65				Life expectancy assumption for a female member retiring at age 65
Country	2020	2040	2019	2039	2020	2040	2019	2039
UK	22.4	23.7	22.4	23.7	23.9	25.1	23.7	25.0
US	21.8	24.5	22.0	24.9	23.2	26.1	23.4	26.6
Sweden	21.9	23.6	21.9	23.6	24.5	25.6	24.5	25.6

In the UK, the Group adopted the CMI 2019 Mortality Projections Model with a 1% long-term improvement rate.  No other demographic assumptions have changed since they were updated in 2019 following the actuarial valuation. The Group has continued to assume that 30% of members (2019:  30%) will transfer out of the defined benefit section of the AstraZeneca Pension Fund at the point of retirement.

The assumption used for the US plans was updated in 2020 to use the mortality tables (Pri-2012 and MP-2020) that were published during the year.

Risks associated with the Group’s defined benefit pension schemes

The UK defined benefit plan accounts for 61% of the Group’s defined benefit obligations and exposes the Group to a number of risks, the most significant of which are:

Risk	Description	Mitigation
Volatile asset returns

The Defined Benefit Obligation (DBO) is calculated using a discount rate set with reference to AA-rated corporate bond yields; asset returns that differ from the discount rate will create an element of volatility in the solvency ratio. The UK Pension Fund holds a significant proportion of assets (around 72.5%) in a growth portfolio. Although these growth assets are expected to outperform AA-rated corporate bonds in the long term, they can lead to volatility and mismatching risk in the short term. The allocation to growth assets is monitored to ensure it remains appropriate given the UK Pension Fund’s long-term objectives.

In order to mitigate investment risk, the Trustee invests in a suitably diversified range of asset classes, return drivers and investment managers. The investment strategy will evolve to further improve the expected risk/return profile as opportunities arise.

The Trustee has hedged approximately 75% of unintended non-sterling, overseas currency risk within the UK Pension Fund assets.

Changes in bond yields	A decrease in corporate bond yields will increase the present value placed on the DBO for accounting purposes.

The interest rate hedge of the UK Pension Fund is implemented via holding gilts and swaps of appropriate duration and set at approximately 91% of total assets and protects to some degree against falls in long-term interest rates (approximately 85% hedged at the end of 2019). There is a framework in place to gradually increase the level of interest rate hedging to 100% of assets.

There are some differences in the bonds and instruments held by the UK Pension Fund to hedge interest rate risk on the statutory and long-term funding basis (gilts and swaps) and the bonds analysed to set the DBO discount rate on an accounting basis (AA corporate bonds). As such, there remains some mismatching risk on an accounting basis should yields on gilts and swaps diverge compared to AA corporate bonds.

Inflation risk

The majority of the DBO is indexed in line with price inflation (mainly inflation as measured by the UK Retail Price Index (RPI) but also for some members a component of pensions is indexed by the UK Consumer Price Index (CPI)) and higher inflation will lead to higher liabilities (although, in most cases, this is capped at an annual increase of 5%). It was confirmed in November 2020, the intention to align RPI with Consumer Price Index including Housing  (CPIH) from 2030, which is expected to be a lower measure of inflation on average. Other things being equal, this will lead to lower liability valuations, offset by lower asset valuations of RPI linked assets (and index-linked gilts in particular).

The UK Pension Fund holds RPI index-linked gilts and derivative instruments such as swaps. The inflation hedge of the UK Pension Fund is set at approximately 83% of total assets and protects to some degree against higher-than-expected inflation increases on the DBO (approximately 85% hedged at the end of 2019). There is a framework in place to gradually increase the level of inflation hedging to 100% of assets over time, via a combination of liability management exercises and additional market-based hedging.

Life expectancy	The majority of the UK Pension Fund’s obligations are to provide benefits for the life of the member, so increases in life expectancy will result in an increase in the liabilities.

The UK Pension Fund entered into a longevity swap during 2013 which provides hedging against the longevity risk of increasing life expectancy over the next 75 years for around 10,000 of the UK Pension Fund’s current pensioners and covers $2.5bn of the UK Pension Fund’s liabilities. A one-year increase in life expectancy would result in a $396m increase in pension fund obligations, which would be partially offset by a $205m increase in the value of the longevity swap and hence the pension fund assets. A one-year decrease in life expectancy would result in a $395m decrease in pension fund obligations, which would be partially offset by a $205m decrease in the value of the longevity swap and hence the pension fund assets.

Other risks

There are a number of other risks of administering the UK Pension Fund including counterparty risks from using derivatives (mitigated by using a diversified range of counterparties of high standing and ensuring positions are collateralised daily). Furthermore, there are operational risks (such as paying out the wrong benefits) and legislative risks (such as the government increasing the burden on companies through new legislation). These are mitigated so far as possible via the governance structure in place which oversees and administers the pension funds.

The Group’s pension plans in the US and Sweden also manage these key risks, where they are relevant, in a similar manner, with the local fiduciary bodies investing in a diversified growth portfolio and employing a framework to hedge interest rate risk.

Local fiduciary boards are aware of Environmental, Social and Governance (ESG) risks as they pertain to investment policy, and where local regulation allows, have policies in place to monitor and manage such risks.

Assets and obligations of defined benefit schemes

The assets and obligations of the defined benefit schemes operated by the Group at 31 December 2020, as calculated in accordance with IAS 19, are shown below. The fair values of the schemes’ assets are not intended to be realised in the short term and may be subject to significant change before they are realised. The present value of the schemes’ obligations is derived from cash flow projections over long periods and is therefore inherently uncertain.

Scheme assets

											2019
		UK		US		Sweden		Rest of Group		Total
	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Government bonds[1]	1,749	–	274	–	–	–	74	–	2,097	–	2,097
Corporate bonds[2]	–	–	727	–	–	–	55	–	782	–	782
Derivatives[3]	–	(354)	3	–	–	244	(1)	–	2	(110)	(108)
Investment funds: Listed Equities[4]	–	1,474	164	64	–	122	61	–	225	1,660	1,885
Investment funds: Absolute Return/Multi Strategy[4]	–	2,688	–	145	–	592	10	–	10	3,425	3,435
Investment funds: Corporate Bonds/Credit[4]	–	683	–	39	–	162	–	–	–	884	884
Cash and cash equivalents	55	169	40	44	–	3	–	5	95	221	316
Other	–	–	–	6	–	–	(1)	309	(1)	315	314
Total fair value of scheme assets[5]	1,804	4,660	1,208	298	–	1,123	198	314	3,210	6,395	9,605

											2020
		UK		US		Sweden		Rest of Group		Total
	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Quoted	Unquoted	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Government bonds[1]	1,929	–	321	–	–	–	52	–	2,302	–	2,302
Corporate bonds[2]	–	–	878	–	–	–	30	–	908	–	908
Derivatives[3]	–	(170)	–	–	–	333	1	–	1	163	164
Investment funds: Listed Equities[4]	–	1,771	93	90	–	119	72	5	165	1,985	2,150
Investment funds: Absolute Return/Multi Strategy[4]		2,463	–	72	–	668	12	–	12	3,203	3,215
Investment funds: Corporate Bonds/Credit[4]	–	969	–	80	–	211	39	12	39	1,272	1,311
Cash and cash equivalents	64	153	31	–	–	7	–	4	95	164	259
Other	–	–	–	5	–	–	(1)	355	(1)	360	359
Total fair value of scheme assets[5]	1,993	5,186	1,323	247	–	1,338	205	376	3,521	7,147	10,668

[1]	Predominantly developed markets in nature.
[2]	Predominantly developed markets in nature and investment grade (AAA-BBB).
[3]

Includes interest rate swaps, inflation swaps, longevity swap, equity total return swaps and other contracts. More detail is given in the section Risks associated with the Group’s defined benefit pensions on page [212]. Valuations are determined by independent third parties.

[4]

Investment Funds are pooled, commingled vehicles, whereby the pension scheme owns units in the fund, alongside other investors. The pension schemes invest in a number of Investment Funds, including Listed Equities (primarily developed markets with some emerging markets), Corporate Bonds/Credit (a range of investment grade and non-investment grade credit) and Absolute Return/Multi Strategy (multi-asset exposure both across and within traditional and alternative asset classes). The price of the funds is set by independent administrators/custodians employed by the investment managers and based on the value of the underlying assets held in the fund. Details of pricing methodology is set out within internal control reports provided for each fund. Prices are updated daily, weekly or monthly depending upon the frequency of the fund’s dealing.

[5]	Included in scheme assets is $nil (2019: $nil) of the Group’s own assets.

Scheme obligations

					2019
	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m
Present value of scheme obligations in respect of:
Active membership	(502)	(114)	(770)	(406)	(1,792)
Deferred membership	(1,760)	(715)	(704)	(381)	(3,560)
Pensioners	(5,318)	(763)	(686)	(293)	(7,060)
Total value of scheme obligations	(7,580)	(1,592)	(2,160)	(1,080)	(12,412)

					2020
	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m
Present value of scheme obligations in respect of:
Active membership	(598)	(99)	(953)	(468)	(2,118)
Deferred membership	(1,887)	(787)	(783)	(504)	(3,961)
Pensioners	(5,940)	(715)	(789)	(347)	(7,791)
Total value of scheme obligations	(8,425)	(1,601)	(2,525)	(1,319)	(13,870)

Net deficit in the scheme

					2019
	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m
Total fair value of scheme assets	6,464	1,506	1,123	512	9,605
Total value of scheme obligations	(7,580)	(1,592)	(2,160)	(1,080)	(12,412)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(1,116)	(86)	(1,037)	(568)	(2,807)

					2020
	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m
Total fair value of scheme assets	7,179	1,570	1,338	581	10,668
Total value of scheme obligations	(8,425)	(1,601)	(2,525)	(1,319)	(13,870)
Deficit in the scheme as recognised in the Consolidated Statement of Financial Position	(1,246)	(31)	(1,187)	(738)	(3,202)

Fair value of scheme assets

					2020					2019
	UK	US	Sweden	Rest of Group	Total	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At beginning of year	6,464	1,506	1,123	512	9,605	5,989	1,379	1,017	469	8,854
Interest income on scheme assets	111	39	14	5	169	159	51	19	7	236
Expenses	(6)	(2)	–	(1)	(9)	(5)	–	–	(1)	(6)
Actuarial gains	501	148	84	27	760	294	183	172	47	696
Exchange and other adjustments	299	–	162	38	499	207	–	(43)	(4)	160
Employer contributions	131	14	2	25	172	133	14	5	23	175
Participant contributions	2	–	–	2	4	2	–	–	–	2
Benefits paid	(323)	(135)	(47)	(27)	(532)	(315)	(121)	(47)	(29)	(512)
Scheme assets’ fair value at end of year	7,179	1,570	1,338	581	10,668	6,464	1,506	1,123	512	9,605

The actual return on the plan assets was a gain of $929m (2019:  gain of $932m).

Movement in post-retirement scheme obligations

					2020					2019
	UK	US	Sweden	Rest of Group	Total	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Present value of obligations in scheme at beginning of year	(7,580)	(1,592)	(2,160)	(1,080)	(12,412)	(7,052)	(1,463)	(1,872)	(978)	(11,365)
Current service cost	(18)	(1)	(59)	(26)	(104)	(18)	(4)	(44)	(21)	(87)
Past service (cost)/credit	(9)	64	(2)	(24)	29	34	–	(3)	3	34
Participant contributions	(2)	–	–	(2)	(4)	(2)	–	–	–	(2)
Benefits paid	323	135	47	27	532	315	121	47	29	512
Interest expense on post-retirement scheme obligations	(130)	(40)	(26)	(10)	(206)	(186)	(55)	(33)	(15)	(289)
Actuarial losses	(637)	(167)	(28)	(96)	(928)	(435)	(191)	(328)	(106)	(1,060)
Exchange and other adjustments	(372)	–	(297)	(108)	(777)	(236)	–	73	8	(155)
Present value of obligations in scheme at end of year	(8,425)	(1,601)	(2,525)	(1,319)	(13,870)	(7,580)	(1,592)	(2,160)	(1,080)	(12,412)

The obligations arise from the following plans:

					2020					2019
	UK	US	Sweden	Rest of Group	Total	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Funded – pension schemes	(8,405)	(1,335)	(2,525)	(603)	(12,868)	(7,561)	(1,280)	(2,160)	(531)	(11,532)
Funded – post-retirement healthcare	–	(169)	–	–	(169)	–	(216)	–	–	(216)
Unfunded – pension schemes	–	(97)	–	(696)	(793)	–	(96)	–	(532)	(628)
Unfunded – post-retirement healthcare	(20)	–	–	(20)	(40)	(19)	–	–	(17)	(36)
Total	(8,425)	(1,601)	(2,525)	(1,319)	(13,870)	(7,580)	(1,592)	(2,160)	(1,080)	(12,412)

Consolidated Statement of Comprehensive Income disclosures

The amounts that have been charged to the Consolidated Statement of Comprehensive Income, in respect of defined benefit schemes for the year ended 31 December 2020, are set out below.

					2020					2019
	UK	US	Sweden	Rest of Group	Total	UK	US	Sweden	Rest of Group	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Operating profit
Current service cost	(18)	(1)	(59)	(26)	(104)	(18)	(4)	(44)	(21)	(87)
Past service (cost)/credit	(9)	64	(2)	(24)	29	34	–	(3)	3	34
Expenses	(6)	(2)	–	(1)	(9)	(5)	–	–	(1)	(6)
Total (charge)/credit to Operating profit	(33)	61	(61)	(51)	(84)	11	(4)	(47)	(19)	(59)
Finance expense
Interest income on scheme assets	111	39	14	5	169	159	51	19	7	236
Interest expense on post-retirement scheme obligations	(130)	(40)	(26)	(10)	(206)	(186)	(55)	(33)	(15)	(289)
Net interest on post-employment defined benefit plan liabilities	(19)	(1)	(12)	(5)	(37)	(27)	(4)	(14)	(8)	(53)
(Charge)/credit before taxation	(52)	60	(73)	(56)	(121)	(16)	(8)	(61)	(27)	(112)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	501	148	84	27	760	294	183	172	47	696
Experience gains/(losses) arising on the post-retirement scheme obligations	43	(19)	(24)	(17)	(17)	39	(30)	(10)	(5)	(6)
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	(649)	(160)	(4)	(79)	(892)	(771)	(182)	(318)	(104)	(1,375)
Changes in demographic assumptions	(31)	12	–	–	(19)	297	21	–	3	321
Remeasurement of the defined benefit liability	(136)	(19)	56	(69)	(168)	(141)	(8)	(156)	(59)	(364)

Past service cost in 2020 includes the aforementioned credit of $64m relating to the change in coverage of the US healthcare plans. In addition, the freeze of the Netherlands pension plan effective from 1 January 2021 yielded a past service credit of $7m. The past service cost in 2020 also includes costs predominantly related to enhanced pensions in early retirement in the UK and Sweden. Past service cost in 2019 includes a credit of $49m arising from changes to the payment of GMP benefits from the UK Pension Fund.

Total Group pension costs in respect of defined contribution and defined benefit schemes during the year are set out below (see Note 28).

	2020	2019
	$m	$m
Defined contribution schemes	351	432
Defined benefit schemes − current service costs and expenses	113	93
Defined benefit schemes − past service credit	(29)	(34)
Pension costs	435	491

Rate sensitivities

The following table shows the US dollar effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations in our three main defined benefit pension obligation countries.

		2020		2019
	+0.5%	−0.5%	+0.5%	−0.5%
Discount rate
UK ($m)	610	(687)	559	(628)
US ($m)	93	(99)	91	(97)
Sweden ($m)	214	(246)	183	(211)
Total ($m)	917	(1,032)	833	(936)

		2020		2019
	+0.5%	−0.5%	+0.5%	−0.5%
Inflation rate[1]
UK ($m)	(396)	378	(374)	349
US ($m)	n/a	n/a	n/a	n/a
Sweden ($m)	(245)	216	(203)	176
Total ($m)	(641)	594	(577)	525

		2020		2019
	+0.5%	−0.5%	+0.5%	−0.5%
Rate of increase in salaries
UK ($m)	n/a	n/a	n/a	n/a
US ($m)	n/a	n/a	n/a	n/a
Sweden ($m)	(62)	70	(68)	63
Total ($m)	(62)	70	(68)	63

			2020			2019
	+1 year		−1 year		+1 year	−1 year
Mortality rate
UK ($m)	(396)	[2]	395	[3]	(328)	326
US ($m)	(32)		32		(30)	30
Sweden ($m)	(106)		96		(85)	84
Total ($m)	(534)		523		(443)	440

[1]	Rate of increase in pensions in payment follows inflation.
[2]	Of the $396m increase, $205m is covered by the longevity swap.
[3]	Of the $395m decrease, $205m is covered by the longevity swap.

The sensitivity to the financial assumptions shown above has been estimated taking into account the approximate duration of the liabilities and the overall profile of the plan membership.

The inflation sensitivity allows for the impact of a change in inflation on salary increases and pension increases (where these assumptions are inflation-linked).

The salary increase sensitivity reflects the impact of an increase of only salary relative to inflation.

The sensitivity to the life expectancy assumption is estimated based on a revised mortality assumption that extends/reduces the current life expectancy by one year for a particular age.